Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 1,829	$ (161)	$ 967
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities available for sale, net of income taxes of $(326), $(459), and $(222)	1,018	1,456	705
Net unrealized gains (losses) on derivative financial instruments, net of income taxes of $(137), $(104), and $(114)	427	329	361
Net pension and postretirement benefit costs, net of income taxes of $(20), $8, and $0	65	(26)	0
Total other comprehensive income (loss), net of tax	1,510	1,759	1,066
Comprehensive income (loss) attributable to Key	$ 3,339	$ 1,598	$ 2,033